Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche European Equity Fund

Dirk Aufderheide has been added as portfolio manager of the fund and, together with Britta Weidenbach, Mark Schumann, Gerd Kirsten, and Christian Reuter, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche European Equity Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Britta Weidenbach, Mark Schumann, Gerd Kirsten, and Christian Reuter is provided as of August 31, 2015 and the information for Dirk Aufderheide is provided as of July 31, 2016:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Britta Weidenbach	$0	$0
Mark Schumann	$0	$0
Gerd Kirsten	$0	$0
Christian Reuter	$0	$0
Dirk Aufderheide	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Britta Weidenbach	0	$0	0	$0
Mark Schumann	0	$0	0	$0
Gerd Kirsten	1	$79,316,382	0	$0
Christian Reuter	0	$0	0	$0
Dirk Aufderheide	0	$0	0	$0

September 20, 2016

SAISTKR-275

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Britta Weidenbach	3	$3,155,506,335	0	$0
Mark Schumann	2	$779,727,804	0	$0
Gerd Kirsten	1	$10,993,039	0	$0
Christian Reuter	0	$0	0	$0
Dirk Aufderheide	2	$126,811,997	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Britta Weidenbach	0	$0	0	$0
Mark Schumann	1	$33,332,034	0	$0
Gerd Kirsten	4	$1,025,248,644	0	$0
Christian Reuter	0	$0	0	$0
Dirk Aufderheide	0	$0	0	$0

Please Retain This Supplement for Future Reference